Results of Segments	12 Months Ended
Dec. 31, 2022
Results of Segments
Results of Segments

Section C — Financial Results

This section provides insight into the financial results of SAP's reportable segments and of SAP overall as far as not already covered by previous sections. This includes but is not limited to segment results, income taxes, and earnings per share.

(C.1) Results of Segments

General Information

At year end 2022, SAP had seven operating segments that are regularly reviewed by the Executive Board, which is responsible for assessing the performance of the Company and for making resource allocation decisions as our chief operating decision-maker (CODM). The operating segments are largely organized and managed separately according to their product and service offerings. The Applications, Technology & Services segment and the Qualtrics segment are reportable segments.

The Services segment was dissolved and integrated into the former Applications, Technology & Support segment which was therefore re-named to Applications, Technology & Services. The Applications, Technology & Services segment derives its revenues primarily from the sale of software licenses, support offerings, and cloud subscriptions. Marketing costs that we primarily incur for product and solution-specific activities in the Applications, Technology & Services segment were included in the results of this segment and are no longer allocated to SAP’s corporate functions.

The Qualtrics segment derives its revenues mainly from the sale of experience management cloud solutions that run front-office functions across experience data, and from the sale of related services. The figures of the Qualtrics segment of SAP and the financial results of Qualtrics International Inc. cannot be compared, notably due to different accounting standards.

Due to their size, the following segments are non-reportable:

-      The Business Process Intelligence segment was renamed to SAP Signavio without changing the composition of this segment. The segment derives its revenues from the sale of business process transformation offerings from SAP and Signavio, a company acquired by SAP in 2021.

-      The Emarsys segment derives its revenues mainly from the sale of cloud-based customer experience offerings and from the sale of related services.

-      In the first quarter of 2022, the acquisition of Taulia, a leading provider of working capital management solutions, led to a new operating segment. For more information about this acquisition, see Note (D.1).

-     Following organizational changes, we established two new operating segments, the Business Network segment and the Sustainability segment, in the third quarter of 2022:

-     The Business Network segment combines SAP’s network offerings, covering procurement, logistics, asset management, and industry-specific solutions spanning end-to-end value chains. The segment generates revenues from cloud application subscriptions, transactional fees, and services.

-     The Sustainability segment bundles a portfolio of sustainability-related solutions that enables SAP’s customers to record and report financial and non-financial metrics and act on improving their sustainability footprint across all ESG (Environmental, Social, and Governance) dimensions.

The segment information for 2022 and the comparative prior periods were restated to conform with the new segment composition.

y Segment Reporting Policies

Our management reporting system, and hence our segment reporting system, reports our intersegment services as cost reductions and does not track them as internal revenue. Intersegment services mainly represent utilization of human resources of one segment by another segment on a project basis. Intersegment services are charged based on internal cost rates including certain indirect overhead costs but excluding a profit margin.

Most of our depreciation and amortization expense affecting segment profits is allocated to the segments as part of broader infrastructure allocations and is thus not tracked separately on the operating segment level. Depreciation and amortization expense that is directly allocated to the operating segments is immaterial in all segments presented.

Our management reporting system produces a variety of reports that differ by the currency exchange rates used in the accounting for foreign-currency transactions and operations, where both actual and constant currency numbers are reported to and used by our CODM. Reports based on actual currencies use the same currency rates as are used in our financial statements. Reports based on constant currencies report revenues and expenses using the average exchange rates from the previous year’s corresponding period.

We use an operating profit indicator to measure the performance of our operating segments. The accounting policies applied in the measurement of operating segment expenses and profit differ as follows from the IFRS accounting principles used to determine the operating profit measure in our income statement:

The expense measures exclude:

-
Acquisition-related charges such as amortization expense and impairment charges for intangibles acquired in business combinations and certain stand-alone acquisitions of intellectual property (including purchased in-process research and development) as well as sale/disposal gains and losses for these intangibles, settlements of pre-existing business relationships in connection with a business combination, and acquisition-related third-party expenses
-
Share-based payment expenses
-
Restructuring expenses

SAP headquarter functions which are exclusively managed on corporate level, such as finance, accounting, legal, human resources, global business operations, and corporate marketing, are not included in the results of our reportable segments.

Revenues and expenses of our operating but non-reportable segments, and the certain activities managed on corporate level, as outlined above, are presented under the Other revenue and Other expenses items in the reconciliation in Note (C.2).

Information about assets and liabilities and additions to non-current assets by segment are not regularly provided to our Executive Board. Goodwill by segment is disclosed in Note (D.2).

Applications, Technology & Services

€ millions	2022		2021		2020
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Cloud	10,239	9,573	7,835	7,970	6,940
Software licenses	2,053	1,969	3,244	3,236	3,637
Software support	11,906	11,361	11,410	11,575	11,506
Software licenses and support	13,959	13,330	14,654	14,812	15,143
Cloud and software	24,198	22,904	22,488	22,782	22,083
Services	4,100	3,868	3,565	3,618	3,659
Total segment revenue	28,298	26,772	26,054	26,400	25,742
Cost of cloud	-3,434	-3,153	-2,754	-2,807	-2,367
Cost of software licenses and support	-1,623	-1,540	-1,736	-1,754	-1,795
Cost of cloud and software	-5,057	-4,693	-4,490	-4,561	-4,162
Cost of services	-2,849	-2,702	-2,449	-2,482	-2,616
Total cost of revenue	-7,906	-7,395	-6,939	-7,043	-6,778
Segment gross profit	20,391	19,376	19,114	19,357	18,963
Other segment expenses	-11,585	-10,921	-9,830	-9,924	-9,551
Segment profit	8,806	8,456	9,284	9,434	9,412

[1] The 2022 constant currency amounts are only comparable to 2021 actual currency amounts; 2021 constant currency amounts are only comparable to 2020 actual currency amounts.

Qualtrics

€ millions	2022		2021		2020
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Cloud	1,198	1,071	757	780	518
Cloud and software	1,198	1,071	757	780	518
Services	225	200	173	178	162
Total segment revenue	1,423	1,271	930	957	681
Cost of cloud	-133	-120	-65	-66	-43
Cost of software licenses and support	0	0	0	0	0
Cost of cloud and software	-133	-120	-65	-66	-43
Cost of services	-182	-164	-125	-128	-110
Total cost of revenue	-315	-284	-190	-194	-152
Segment gross profit	1,108	986	740	764	528
Other segment expenses	-1,013	-882	-696	-719	-533
Segment profit	95	104	44	44	-4

[1] The 2022 constant currency amounts are only comparable to 2021 actual currency amounts; 2021 constant currency amounts are only comparable to 2020 actual currency amounts.

Segment Revenue by Region

€ millions	EMEA			Americas			APJ			Total Segment Revenue
	2022		2021	2022		2021	2022		2021	2022		2021
	Actual	Constant	Actual	Actual	Constant	Actual	Actual	Constant	Actual	Actual	Constant	Actual
	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency
Applications, Technology & Services	12,507	12,280	12,209	11,531	10,319	9,780	4,259	4,173	4,064	28,298	26,772	26,054
Qualtrics	218	198	153	1,087	967	690	117	105	87	1,423	1,271	930
Total reportable segments	12,725	12,478	12,362	12,619	11,286	10,471	4,376	4,278	4,151	29,720	28,042	26,984

€ millions	EMEA			Americas			APJ			Total Segment Revenue
		2021	2020		2021	2020		2021	2020		2021	2020
	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency
Applications, Technology & Services	12,209	12,206	11,800	9,780	10,062	9,986	4,064	4,132	3,956	26,054	26,400	25,742
Qualtrics	153	157	97	690	711	528	87	89	55	930	957	681
Total reportable segments	12,362	12,363	11,898	10,471	10,773	10,514	4,151	4,221	4,011	26,984	27,357	26,422

For a breakdown of revenue by region for the SAP Group, see Note (A.1).